FINANCIAL INSTRUMENTS - Book and Fair Values of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Net Book Value	$ 417	$ 302
Fair Value	417	302
Disclosure of financial liabilities [line items]
Net Book Value	866	1,000
Fair Value	908	1,022
Accounts payable and accrued liabilities | Other financial liabilities
Disclosure of financial liabilities [line items]
Net Book Value	282	218
Fair Value	282	218
Long-term debt | Other financial liabilities
Disclosure of financial liabilities [line items]
Net Book Value	555	755
Fair Value	597	777
Other liabilities | Other financial liabilities
Disclosure of financial liabilities [line items]
Net Book Value	29	27
Fair Value	29	27
Cash and cash equivalents | Fair value through profit or loss
Disclosure of financial assets [line items]
Net Book Value	241	161
Fair Value	241	161
Accounts receivable | Loans and receivables
Disclosure of financial assets [line items]
Net Book Value	174	141
Fair Value	174	141
Other assets | Loans and receivables
Disclosure of financial assets [line items]
Net Book Value	2	0
Fair Value	$ 2	$ 0